Financial Instruments and Fair Value Measurements - Consolidated Balance Sheets (Table) (Details) (USD $) In Thousands, unless otherwise specified			6 Months Ended			6 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2011 Derivative Financial Instruments, Assets [Member] Balance Sheet Location [Member]	Jun. 30, 2011 Derivative Financial Instruments, Assets [Member] Carrying (Reported) Amount, Fair Value Disclosure [Member]	Dec. 31, 2010 Derivative Financial Instruments, Assets [Member] Carrying (Reported) Amount, Fair Value Disclosure [Member]	Jun. 30, 2011 Derivative Financial Instruments, Liabilities [Member] Balance Sheet Location [Member]	Jun. 30, 2011 Derivative Financial Instruments, Liabilities [Member] Carrying (Reported) Amount, Fair Value Disclosure [Member]	Dec. 31, 2010 Derivative Financial Instruments, Liabilities [Member] Carrying (Reported) Amount, Fair Value Disclosure [Member]
Derivative Instruments in Hedges, at Fair Value, Net [Abstract]
Interest rate swaps assets				$ 0	$ 0
Interest Rate Swap Asset			Financial instruments			Financial instruments non current liabilities
Interest rate swaps liabilities	202,450	231,016					0	36,523
Interest Rate Swap Liability			Financial instruments			Financial instruments non current liabilities
Total derivatives designated as hedging instruments assets				0	0
Total derivatives designated as hedging instruments liabilities							0	36,523
Derivative Instruments Not Designated as Hedging Instruments [Abstract]
Interest rate swaps current assets				0	0
Interest rate swaps assets location			Financial instruments-current assets
Interest rate swaps current liabilities							100,104	71,640
Interest rate swaps liabilities location						Financial instruments-current liabilities
Interest rate swaps non current assets				0	0
Interest Rate Swaps Asset (Not Designated)			Financial instruments-non current assets			Financial instruments-non current liabilities
Interest rate swaps non current liabilities							102,346	122,853
Interest Rate Swaps Liability (Not Designated)			Financial instruments-non current assets			Financial instruments-non current liabilities
Forward freight agreements assets				0	0
Forward freight agreements assets location			Financial instruments-current assets			Financial instruments current liabilities
Forward freight agreements liabilities							0	1,063
Forward freight agreements liabilities location			Financial instruments-current assets			Financial instruments current liabilities
Foreign currency forward contracts assets		1,538		0	1,538
Foreign Currency Forward Contracts Asset			Financial instruments-current assets			Financial instruments current liabilities
Foreign currency forward contracts liabilities							0	0
Foreign Currency Forward Contracts Liability			Financial instruments-current assets			Financial instruments current liabilities
Total derivatives not designated as hedging instruments assets				0	1,538
Total derivatives not designated as hedging instruments liabilities							202,450	195,556
Total derivatives assets				0	1,538
Total derivatives liabilities							$ 202,450	$ 232,079